Net finance expense - Finance income and expenses not at fair value through profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Total interest income on financial assets	$ 6,487	$ 6,529	$ 4,106
Total interest expense on financial liabilities	(62,350)	(84,378)	(67,956)
Interest leasing	(3,287)	(4,811)	0
Other financial charges	$ (9,936)	$ (7,474)	$ (6,802)